CAPITAL MANAGEMENT Changes in Invested Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Changes in Invested capital [Roll Forward]
Opening balance	$ 9,410	$ 9,011	$ 9,213	$ 9,009
Issuance of preferred units	0	0	194	0
Issuance of limited partnership units and redeemable partnership units	3	3	6	5
Ending balance	9,413	9,014	9,413	9,014
Weighted Average Invested Capital	$ 9,410	$ 9,011	$ 9,386	$ 9,010